Supplementary Financial Information (Property, Plant and Equipment) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,107		$ 4,626
Less accumulated depreciation	(54)		(282)
Net of accumulated depreciation	4,053		4,344
Nuclear fuel (net of accumulated amortization of $111 million and $31 million)	166		158
Construction work in progress, gross	224		318
Property, plant and equipment — net	4,443		4,820
Capital lease for building, net			65
Capital lease for building, accumulated depreciation			3
Corporate, Non-Segment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	107		120
Construction work in progress, gross	8		6
Wholesale Generation Segment [Member]
Property, Plant and Equipment [Line Items]
Construction work in progress, gross	210		312
Retail Electricity Segment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3		5
Construction work in progress, gross	6		0
Nuclear Fuel [Member] | Wholesale Generation Segment [Member]
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	(31)		(111)
Generation and Mining [Member] | Wholesale Generation Segment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,997		4,501
Successor
Property, Plant and Equipment [Line Items]
Depreciation	$ 54		$ 236
Predecessor
Property, Plant and Equipment [Line Items]
Depreciation		$ 401		$ 767
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			36 years